Prospectus Supplement

March 16, 2010

The Universal Institutional Funds, Inc.

Supplement dated March 16, 2010 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2009 of:

Emerging Markets Debt Portfolio (Class I)

The section of the Prospectus entitled "Fund Management—Portfolio Management" is hereby deleted and replaced with the following:

The Portfolio's assets are managed within the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Eric J. Baurmeister and Federico Kaune, each a Managing Director of the Adviser.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997 and began managing the Portfolio in April 2002. Mr. Kaune has been associated with the Adviser in an investment management capacity since 2002 and began managing the Portfolio in April 2003.

Messrs. Baurmeister and Kaune are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Please retain this supplement for future reference.

Prospectus Supplement

March 16, 2010

The Universal Institutional Funds, Inc.

Supplement dated March 16, 2010 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2009 of:

Emerging Markets Debt Portfolio (Class II)

The section of the Prospectus entitled "Fund Management—Portfolio Management" is hereby deleted and replaced with the following:

The Portfolio's assets are managed within the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Eric J. Baurmeister and Federico Kaune, each a Managing Director of the Adviser.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997 and began managing the Portfolio in April 2002. Mr. Kaune has been associated with the Adviser in an investment management capacity since 2002 and began managing the Portfolio in April 2003.

Messrs. Baurmeister and Kaune are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

March 16, 2010

The Universal Institutional Funds, Inc.

Supplement dated March 16, 2010 to The Universal Institutional Funds, Inc. Statement of Additional Information. dated May 1, 2009 of:

With respect to the Emerging Markets Debt Portfolio the section of the Statement of Additional Information entitled "Portfolio Managers—Portfolio Manager Compensation Structure" is hereby revised to delete all references to Abigail L. McKenna.

Please retain this supplement for future reference.